Convertible Promissory Notes, Net - Schedule of Convertible Promissory Notes, Net Related Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Debt Related Derivative Liability [Abstract]
Balance of derivative liability
Grant of warrants	751,640
Change in fair value of warrant derivative liability	(29,448)
Balance of derivative liability	$ 722,192